Equity settled share-based transactions - Granted under the Option Schemes (Details) - Share options	12 Months Ended
Dec. 31, 2022 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable period | yr	7
First anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares	$ 0.01
Vesting percentage	33.33%
Twenty three months
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage	2.77%
Third anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage	2.96%